Quarterly Financial Information	12 Months Ended
Sep. 30, 2012
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Information

11. QUARTERLY FINANCIAL INFORMATION (UNAUDITED)

Quarterly financial data for the years ended September 30, 2012 and 2011 is summarized as follows:

	First	Second	Third	Fourth
2012	Quarter	Quarter	Quarter	Quarter
Operating revenues	$18,499,176	$21,290,227	$9,679,742	$9,330,542
Gross margin	$8,129,627	$9,118,522	$4,975,378	$4,709,570
Operating income	$3,408,945	$4,455,171	$530,491	$391,928
Net income (loss)	$1,834,912	$2,483,307	$52,298	$(73,772)
Earnings per share of
common stock:
Basic	$0.40	$0.54	$0.01	$(0.02)
Diluted	$0.40	$0.53	$0.01	$(0.02)

	First	Second	Third	Fourth
2011	Quarter	Quarter	Quarter	Quarter
Operating revenues	$22,547,759	$27,072,569	$11,107,485	$10,071,058
Gross margin	$8,229,564	$9,201,366	$5,064,987	$4,773,649
Operating income	$3,618,740	$4,506,020	$734,930	$453,356
Net income (loss)	$1,969,364	$2,519,814	$184,617	$(20,322)
Earnings per share of
common stock:
Basic	$0.43	$0.55	$0.04	$-
Diluted	$0.43	$0.55	$0.04	$-